Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Measurements [Abstract]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis

Basis of Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value	Markets for	Observable	Unobservable
	of Assets	Identical Items	Inputs	Inputs
(In millions)	(Liabilities)	(Level 1)	(Level 2)	(Level 3)

Three Months Ended June 30, 2013
Long-lived assets held and used	$1.1	--	--	$1.1

Carrying Amounts And Related Estimated Fair Value Of Debt Instruments

			Basis of Fair Value Measurements
			Quoted Prices	Significant
			in Active	Other	Significant
			Markets for	Observable	Unobservable
	Carrying	Fair Value	Identical Items	Inputs	Inputs
(In millions)	Amount	of Liabilities	(Level 1)	(Level 2)	(Level 3)

As of June 30, 2013
2013 Convertible Notes	$213.5	$211.7	--	$211.7	--
2019 Notes	$323.2	$229.9	--	$229.9	--
Secured term loans	$175.0	$175.0	--	--	$175.0
Other	$1.0	$1.0	--	--	$1.0

As of December 31, 2012
2013 Convertible Notes	$278.7	$265.9	--	$265.9	--
2019 Notes	$323.0	$198.3	--	$198.3	--
Secured term loans	$175.0	$175.0	--	--	$175.0
Other	$1.0	$1.0	--	--	$1.0